Sextant Short-Term Bond Fund
Sextant Short-Term Bond Fund
Investment Objective
Capital preservation and current income.
Fees and Expenses
Shareowner Fees
There are no fees that shareowners pay directly from their investments, such as charges for purchases, redemptions, and exchanges of shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Sextant Short-Term Bond Fund
Management Fees (vary with performance)		0.54%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.47%
Total Annual Fund Operating Expenses		1.26%
Fee Waiver and Expense Reimbursement		0.51%
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	[1]	0.75%
[1]	The adviser has committed through March 31, 2014, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the net operating expense ratio of 0.75%. The committed net operating expense ratio may be changed or terminated only with approval of the Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
Sextant Short-Term Bond Fund	128	400	692	1,523

Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26% of the average value of its portfolio.
Principal Investment Strategies
The Short-Term Bond Fund invests at least 80% of its assets in short-term bonds. Under normal circumstances, the Fund's dollar-weighted average maturity does not exceed three years. The Short-Term Bond Fund invests at least 65% of assets in bonds rated within the three highest grades (Aaa, Aa or A); and may not invest in a bond rated at time of purchase below the fourth highest grade (Baa).
Principal Risks of Investing
The value of Short-Term Bond Fund shares rises and falls as the value of the bonds in which the Fund invests goes up and down. Only consider investing in the Fund if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with market fluctuations as well as the fortunes of the countries, industries and companies in which the Fund invests.

The risks inherent in the Short-Term Bond Fund depend primarily on the terms and quality of the obligations in its portfolio, as well as on bond market conditions. When interest rates rise, bond prices fall. When interest rates fall, bond prices go up. Bonds with longer maturities usually are more sensitive to interest rate changes than bonds with shorter maturities, such as those held by the Short-Term Bond Fund. The Fund entails credit risk, which is the possibility that a bond will not be able to pay interest or principal when due. If the credit quality of a bond is perceived to decline, investors will demand a higher yield, which means a lower price on that bond to compensate for the higher level of risk.
Performance
The following bar chart and table provide an indication of the risks of investing in the Short-Term Bond Fund by showing changes in performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare to those of a broad-based market index. A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.

Performance data current to the most recent month-end and quarter-end are available on www.sextantfunds.com.
Annual Total Return

Best Quarter	Q2 2009	2.8%
Worst Quarter	Q2 2004	-1.1%

Average Annual Total Returns for periods ended December 31, 2012
Average Annual Total Returns	1 Year	5 Years	10 Years
Sextant Short-Term Bond Fund	0.86%	2.89%	2.97%
Sextant Short-Term Bond Fund Return after taxes on distributions	0.35%	1.99%	1.87%
Sextant Short-Term Bond Fund Return after taxes on distributions and sale of Fund shares	0.44%	1.93%	1.71%
Sextant Short-Term Bond Fund Citigroup Government/Corporate 1-3 Index (reflects no deduction for fees, expenses or taxes)	1.21%	2.86%	3.13%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates but do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and likely differ from those shown. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates. In loss periods, the average after-tax total return may be higher than average annual total return because of an assumed deduction of losses from other income.